Debt Arrangements (Details) - Schedule of future principal payments on debt $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of future principal payments on debt [Abstract]
2023 (remaining)
2024
2025	55,000
Total future payments on debt obligations	$ 55,000